Consolidated Segment Data - Schedule of Depreciation and Amortization by Segment (Details) - Operating segments [member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation and amortization:
Depreciation and amortization	$ 3,285,884	$ 3,116,214	$ 4,994,699
Secured Logistics Business [Member]
Depreciation and amortization:
Depreciation and amortization	2,847,646	2,738,007	3,256,128
AI&Robotics Solution Business [Member]
Depreciation and amortization:
Depreciation and amortization	407,311	370,478	1,738,571
Corporate and others [Member]
Depreciation and amortization:
Depreciation and amortization	$ 30,927	$ 7,729